Business, Liquidity and Summary of Significant Accounting Policies (Details 1) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	$ 2,491	$ 9,225	$ 9,225
Change in fair value included in statement of operations	(2,068)	(1,729)	(7,309)	$ (13)
Ending balance	423		2,491	9,225
Fair Value Liability For Price Adjustable Warrants | Level 3 Significant unobservable inputs
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	2,491	$ 9,225	9,225	5,226
Fair value of price-adjustable warrants issued in connection with Series C Convertible Preferred Shares				5,929
Fair value of price-adjustable warrants issued in connection with Series D Convertible Preferred Shares			575
Exercise of Warrants				(1,917)
Change in fair value included in statement of operations	(2,068)		(7,309)	(13)
Ending balance	$ 423		$ 2,491	$ 9,225	$ 5,226
Exercise Price [Roll Forward]
Beginning balance	$ 0.42	$ 0.42	$ 0.42	$ 0.28
Fair value of price-adjustable warrants issued in connection with Series C Convertible Preferred Shares, Exercise Price				0.75
Fair value of price-adjustable warrants issued in connection with Series D Convertible Preferred Shares, Exercise Price			0.40
Fair value of exercised warrants, exercise price				0.36
Ending balance	0.42		0.42	0.42	$ 0.28
Stock Price [Roll Forward]
Beginning balance	0.27	$ 0.95	0.95	0.40
Fair value of price-adjustable warrants issued in connection with Series C Convertible Preferred Shares, Stock Price			0.44	1.50
Fair value of exercised warrants, stock price				1.14
Ending balance	$ 0.17		$ 0.27	$ 0.95	$ 0.40
Volatility [Roll Forward]
Beginning balance	99.00%	121.00%	121.00%	124.00%
Fair value of price-adjustable warrants issued in connection with Series C Convertible Preferred Shares, Volatility				123.00%
Fair value of price-adjustable warrants issued in connection with Series D Convertible Preferred Shares, Volatility			97.00%
Fair value of exercised warrants, volatility				133.00%
Ending balance	123.00%		99.00%	121.00%	124.00%
Contractual Life In Years [Roll Forward]
Contractual Life (In Years)	1 year 5 months 19 days		1 year 9 months 15 days	3 years 6 months 4 days	4 years 29 days
Fair value of price-adjustable warrants issued in connection with Series C Convertible Preferred Shares, Contractual life				7 years
Fair value of price-adjustable warrants issued in connection with Series D Convertible Preferred Shares, Contractual life			1 year 2 months 9 days
Fair value of exercised warrants, exercised term			1 year 9 months 15 days	3 years 26 days
Risk Free [Roll Forward]
Beginning balance	0.46%	0.90%	0.90%	1.30%
Fair value of price-adjustable warrants issued in connection with Series C Convertible Preferred Shares, Risk free rate				0.55%
Fair value of price-adjustable warrants issued in connection with Series D Convertible Preferred Shares, Risk free rate			0.73%
Fair value of exercised warrants, risk free rate				0.77%
Ending balance	0.21%		0.46%	0.90%	1.30%